RBC BlueBay Emerging Market Select Bond Fund

RBC FUNDS TRUST

RBC BlueBay Emerging Market Select Bond Fund

Supplement dated May 15, 2017 to the Prospectus for the RBC BlueBay Funds dated

January 27, 2017 (as supplemented February 2, 2017)

This Supplement provides updated information beyond that contained in the

Prospectus and should be read in conjunction with the Prospectus.

RBC BlueBay Emerging Market Select Bond Fund

The table under the heading titled “Performance Table” on page 8 of the Prospectus is replaced with the following table to correct the Past 5 Years and Since Inception returns for Class A shares:

Average Annual Total Returns (for the periods ended December 31, 2016)
	Past Year	Past 5 Years	Since Inception
Class I Return Before Taxes	6.68%	0.91%	0.83%
Class I Return After Taxes on Distributions	6.68%	0.29%	0.20%
Class I Return After Taxes on Distributions and Sale of Shares	3.78%	0.47%	0.40%
Class A Return Before Taxes	1.88%	(0.17)%	(0.23)%
Class R6 Return Before Taxes	6.84%	1.04%	0.96%
JPMorgan GBI-EM Global Diversified Index[1] (reflects no deduction for fees, expenses or taxes; inception calculated from November 30, 2011)	9.94%	(1.29)%	(1.55)%
JPMorgan EMBI Global Diversified Index (reflects no deduction for fees, expenses or taxes; inception calculated from November 30, 2011)	10.15%	5.90%	6.03%
JPMorgan GBI-EM Broad Diversified Index (reflects no deduction for fees, expenses or taxes; inception calculated from November 30, 2011)	8.71%	(0.10)%	(0.26)%
50% JPMorgan GBI-EM Global Diversified and 50% JPMorgan EMBI Global Diversified Index (reflects no deduction for fees, expenses or taxes; inception calculated from November 30, 2011)	10.16%	2.32%	2.24%

1

The Fund’s index was previously the JPMorgan GBI-EM Broad Diversified Index. The Fund changed its benchmark to the JPMorgan GBI-EM Global Diversified Index to allow for a better comparison of the Fund’s performance against a broad-based securities market index.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Average Annual Total Returns - RBC BlueBay Emerging Market Select Bond Fund	Past Year		Past 5 Years		Since Inception		Inception Date
Class I	6.68%		0.91%		0.83%
Class I | After Taxes on Distributions	6.68%		0.29%		0.20%
Class I | After Taxes on Distributions and Sale of Shares	3.78%		0.47%		0.40%
Class A	1.88%		(0.17%)		(0.23%)
Class R6	6.84%		1.04%		0.96%
JPMorgan GBI-EM Global Diversified Index	9.94%	[1]	(1.29%)	[1]	(1.55%)	[1]	Nov. 30, 2011
JPMorgan EMBI Global Diversified Index	10.15%		5.90%		6.03%		Nov. 30, 2011
JPMorgan GBI-EM Broad Diversified Index	8.71%		(0.10%)		(0.26%)		Nov. 30, 2011
50% JPMorgan GBI-EM Global Diversified and 50% JPMorgan EMBI Global Diversified Index	10.16%		2.32%		2.24%		Nov. 30, 2011
[1]	The Fund’s index was previously the JPMorgan GBI-EM Broad Diversified Index. The Fund changed its benchmark to the JPMorgan GBI-EM Global Diversified Index to allow for a better comparison of the Fund’s performance against a broad-based securities market index.